RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

Note 10—RELATED-PARTY TRANSACTIONS

Lpath subleases a portion of its facility to Western States Investment Corporation (“WSIC”), owned by one of Lpath’s largest stockholders. The terms of the sublease, in general, are the same as the terms of the company’s direct lease. In addition, certain Lpath employees provide investment oversight, accounting, and other administrative services to WSIC. Certain WSIC employees also provide services to Lpath. Lpath and WSIC reimburse each other for costs incurred on behalf of the other entity. Lpath’s sublease income amounted to $11,652 for the years ended December 31, 2015 and 2014.

During 2015 and 2014, WSIC billed Lpath $12,008 and $39,300, respectively, for administrative expenses.

As of December 31, 2015, Lpath owed WSIC $948 for services provided to Lpath.  As of December 31, 2014, WSIC owed Lpath $2,900 for facility expenses and Lpath owed WSIC $7,100 for services provided to Lpath.